Segment Information, Geographical Data and Major Customers (Parenthetical) (Detail) - USD ($) $ in Thousands		4 Months Ended	5 Months Ended	12 Months Ended
		Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Segment Reporting Information [Line Items]
General and administrative expenses			$ 46,619
Predecessor
Segment Reporting Information [Line Items]
General and administrative expenses		$ 41,832		$ 145,879
Corporate Vessels | Construction
Segment Reporting Information [Line Items]
Construction costs			9,300
Corporate Vessels | Construction | Predecessor
Segment Reporting Information [Line Items]
Construction costs		47,500		52,400
Corporate
Segment Reporting Information [Line Items]
General and administrative expenses	[1]		$ 14,823
Corporate | Predecessor
Segment Reporting Information [Line Items]
General and administrative expenses	[1]	17,542		55,389
Troms Offshore Supply AS | Corporate | Predecessor
Segment Reporting Information [Line Items]
General and administrative expenses		$ 6,700		$ 29,000

[1]	Restructuring-related professional services costs for the five month period from August 1, 2017 through December 31, 2017 are included in reorganization items. Included in corporate general and administrative expenses for the period four month period April 1, 2017 through July 31, 2017 (Predecessor) and year ended March 31, 2017 (Predecessor) were $6.7 million and $29 million of restructuring-related professional service costs, respectively.